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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444 Southfield, Michigan	48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz, President

Advance Capital I, Inc.

One Towne Square, Suite 444

Southfield, Michigan 48076

(Name and Address of agent for service)

Registrant’s telephone number, including area code:  (248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Shareholders.

ADVANCE
CAPITAL I

AN INVESTMENT COMPANY
WITH FOUR FUNDS

Semi-Annual Report

June 30, 2016

Table of Contents

1 A Letter to Our Shareholders

3 Financial Highlights

11 Equity Growth Fund

14 Balanced Fund

18 Retirement Income Fund

22 Core Equity Fund

25 Statements of Assets and Liabilities

26 Statements of Operations

27 Statements of Changes in Net Assets

29 Notes to Financial Statements

36 Additional Information

Advance Capital's Pledge:

We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors, Management and Staff

Dear Shareholders,

2016 Six Month Review

The first quarter of the year brought renewed uncertainty about the strength of global growth and corporate earnings and, by extension, the sustain-ability of the seven-year bull market in equities. The extreme and sudden decline in the U.S. equity market in January proved to be the worst in history and was considered a potentially ominous sign for the remainder of the year. Yet, by the end of the quarter, the market recovered most of its early losses and was about even for the year. The second quarter was more subdued with a general rebound in prices and investor appetite for risk assets.

We are now seven years into a bull market, and it is important to put into perspective the rarity of this event. Since the bottom in March 2009, the market, as measured by the Dow Jones Industrial Average, has posted a gain of slightly more than 180 percent. It is currently the third longest bull market in history, as we have gone seven years without a 20 percent market decline. Since 1900, there have been 23 recorded periods that are considered bull markets. Only twice has a bull market made it to its seventh year, and only once to its eighth year. Needless to say, this current bull market looks long in the tooth and susceptible to the inevitable decline. Although the underlying economic fundamentals of growth, earnings and employment appear stable and somewhat supportive of current market conditions, geopolitical risks, a misstep by the Federal Reserve or a decline of growth expectations could significantly impact investor psyche and financial assets. At the end of the second quarter, the British referendum to leave the European Union rattled world financial markets and highlighted these potential risks.

The U.S. economy remains stuck in a low growth, modest inflationary environment. Recent data indicate these conditions will persist for a while. Most of the data suggest an economy that is teetering between modest growth and slight contractions, depending on the sector and time period. On the positive side, activity at factories unexpectedly expanded at a faster pace, after struggling for several quarters. Twelve of the 18 manufacturing sectors reported growth in May and deliveries jumped to the highest level since December 2014. However, many producers are still battling the fallout from the plunge in energy prices, which has sapped the appetite for investment. Meanwhile, a strong dollar and lackluster global growth have weighed on exports. Further, capacity utilization, which measures the percent of a plant that is currently in use, fell to 75.4 percent, a noticeable drop from 79 percent at the end of 2014. Unsurprisingly, the slowdown in manufacturing has started to impact the robust employment gains of the past few years. The May jobs report showed a disappointing 11,000 new jobs created and a downward revision in April. However, the June report showed a big rebound of 287,000 jobs created. The job-openings rate reached an all-time high in the spring, which signals that the pace of hiring is likely to continue.

In Europe, while their recovery has been gaining momentum over the past three years, its pace has disappointed in light of the decline in growth from 2008-2013. Eight years after the financial crisis, real output is still flat relative to its pre-crisis peak. In contrast, output in the U.S. is about 10 percentage points higher. Unfortunately, prospects over the next five-year secular horizon do not look much brighter. For starters, working age population growth is slowing meaningfully, with demographics alone set to shave nearly 0.5 percentage points off growth. Further, the damage to labor markets and investments caused by the recent double-dip reces-sion suggests that labor utilization and productivity are also likely to contribute less to growth than a decade ago. Adding it all together, the eurozone’s growth potential is probably close to 1.0 percent, down from 1.75 percent a decade ago. Faced with low growth, weak inflation, high real debt, and social and political pressures, the European Central Bank (ECB) will likely maintain a very accommodative monetary policy. The central bank’s quantitative easing (QE) program, which is scheduled to end in March 2017, is likely to be extended and it could broaden the range of assets it buys.

In response to the diminished growth outlooks in developed markets such as Europe, China and Russia, the International Monetary Fund (IMF) recently downgraded its global growth forecast for the next two years to around 3.2 percent. The outlook reflects slowing growth in oil exporting countries and a modest slowdown in China, where activity is shifting from manufacturing and investing to consumption. On the positive side, areas like India, Mexico and several Asian countries are showing strong growth. However, lower global growth heightens the risks of unintended consequences such as geopolitical conflicts, exchange-rate disruptions and financial turmoil. Accommodative monetary policies remain essential to mitigate these risks as well as support economic growth and lift inflation expectations in many parts of the world.

Capital Market Review

Within this environment of growth uncertainty, below-average corporate earnings and low interest rates, fixed-income markets performed exceptionally well during the first half of the year while equity markets posted mixed results. Through June 30, the S&P 500 Index returned 3.84 percent while the Nasdaq Composite declined 2.61 percent. In the S&P 500 Index, gold, diversified metals and construction materials turned in the best performance; consumer services, airlines and real estate services produced the worst. In fixed income, the yield on the 10-year U.S. Treasury bond fell about 0.80 percent and credit spreads declined significantly, which helped produce strong results in most fixed-income investments.

For the same period, the Advance Capital I Equity Growth Fund modestly outperformed its benchmark, returning 5.79 percent compared to the Morningstar Mid Value category, which returned 4.89 percent. The Advance Capital I Balanced Fund, with a 60 percent stock and 40 percent bond mix, noticeably outperformed with a return of 4.28 percent against the Morningstar Moderate Allocation, which returned 3.17 percent. The Advance Capital I Core Equity Fund increased 3.07 percent, outpacing the Morningstar Large Blend category, which increased 2.16 percent. The Advance Capital I Retirement

Income Fund increased 4.82 percent, slightly lagging the Morningstar Intermediate-Term Bond category, which increased 4.92 percent.

Looking Forward

In this environment, investors are struggling with the uncertainties around the timing of global monetary policy changes. Each decision by a central banker has potential positive or negative ramifications for world economies and markets. While there are some positive economic signs, we remain concerned that investor sentiment is being driven more by the direction of monetary policy than the traditional valuation metrics for both stocks and bonds. Valuations still appear elevated and prone to the type of market volatility that existed in late 2015 and early 2016. At some point in this market cycle, valuations and earnings will matter again and the result could be a harsh reality for investors. For these reasons, we remain cautious in our investment stance, even as markets rebounded near all-time highs toward the end of the quarter. We are acutely aware that heightened volatility and downside risks are elevated.

As always, we remind investors to stay disciplined and focused on the long term. We thank you for your continued confidence and look forward to providing you with services and results designed to meet or exceed your long-term investment objectives. If you have any questions, or if we can be of service, please call. Our toll-free number is (800) 345-4783.

Joseph R. Theisen

President & CEO

Advance Capital Group, Inc.

Christopher M. Kostiz

President

Advance Capital I, Inc.

ADVANCE CAPITAL I - EQUITY GROWTH FUND (Retail Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$19.36	$20.93	$25.31	$25.76	$22.60	$23.60
Income (Loss) from investment operations[a]
Net investment income (loss)	0.07	0.16	0.09	0.07	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	1.05	(1.47)	1.71	7.55	3.16	(0.96)
Total from investment operations	1.12	(1.31)	1.80	7.62	3.21	(1.00)
Less distributions
Net investment income	0.00	(0.20)	(0.14)	(0.07)	(0.05)	0.00
Net realized gain on investments	0.00	(0.06)	(6.04)	(8.00)	0.00	0.00
Total distributions	0.00	(0.26)	(6.18)	(8.07)	(0.05)	0.00
Net asset value, end of period	$20.48	$19.36	$20.93	$25.31	$25.76	$22.60
Total Return	5.79%[c]	(6.26%)	7.10%	29.59%	14.20%	(4.24%)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$42,524	$46,003	$76,313	$90,998	$82,114	$85,669
Ratio of expenses to average net assets	1.23%[b]	1.16%	1.11%	1.11%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets	0.69%[b]	0.79%	0.35%	0.25%	0.18%	(0.16%)
Portfolio turnover rate	69%[c]	218%	254%	118%	40%	107%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND (Retail Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$18.03	$19.08	$19.74	$17.09	$15.81	$15.83
Income (Loss) from investment operations[a]
Net investment income	0.13	0.28	0.25	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.63	(1.01)	1.09	2.70	1.33	0.07
Total from investment operations	0.76	(0.73)	1.34	2.91	1.59	0.23
Less distributions
Net investment income	(0.14)	(0.30)	(0.28)	(0.26)	(0.31)	(0.25)
Net realized gain on investments	0.00	(0.02)	(1.72)	0.00	0.00	0.00
Total distributions	(0.14)	(0.32)	(2.00)	(0.26)	(0.31)	(0.25)
Net asset value, end of period	$18.65	$18.03	$19.08	$19.74	$17.09	$15.81
Total Return	4.28%[c]	(3.86%)	6.81%	17.12%	10.09%	1.46%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$83,006	$94,145	$157,734	$170,765	$158,145	$157,806
Ratio of expenses to average net assets	1.19%[b]	1.14%	1.10%	1.09%	1.07%	1.06%
Ratio of net investment income to average net assets	1.43%[b]	1.48%	1.22%	1.13%	1.56%	1.02%
Portfolio turnover rate	55%[c]	138%	158%	66%	49%	86%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Retail Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$8.58	$8.84	$8.61	$8.96	$8.74	$8.49
Income (Loss) from investment operations[a]
Net investment income	0.10	0.22	0.23	0.22	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.31	(0.23)	0.27	(0.27)	0.30	0.34
Total from investment operations	0.41	(0.01)	0.50	(0.05)	0.54	0.58
Less distributions
Net investment income	(0.11)	(0.25)	(0.27)	(0.30)	(0.32)	(0.33)
Total distributions	(0.11)	(0.25)	(0.27)	(0.30)	(0.32)	(0.33)
Net asset value, end of period	$8.88	$8.58	$8.84	$8.61	$8.96	$8.74
Total Return	4.82%[c]	(0.13%)	5.80%	(0.59%)	6.21%	6.97%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$117,036	$134,362	$195,441	$209,826	$252,422	$262,938
Ratio of expenses to average net assets	0.98%[b]	0.93%	0.90%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	2.18%[b]	2.53%	2.62%	2.55%	2.72%	2.80%
Portfolio turnover rate	22%[c]	28%	37%	35%	51%	55%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND (Retail Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.76	$11.22	$12.87	$10.69	$9.50	$9.79
Income (Loss) from investment operations[a]
Net investment income	0.04	0.11	0.05	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.29	(0.42)	1.31	3.15	1.19	(0.29)
Total from investment operations	0.33	(0.31)	1.36	3.23	1.26	(0.24)

Less distributions
Net investment income	0.00	(0.15)	(0.05)	(0.08)	(0.07)	(0.05)
Net realized gain on investments	0.00	0.00	(2.96)	(0.97)	0.00	0.00
Total distributions	0.00	(0.15)	(3.01)	(1.05)	(0.07)	(0.05)
Net asset value, end of period	$11.09	$10.76	$11.22	$12.87	$10.69	$9.50
Total Return	3.07%[c]	(2.79%)	10.56%	30.23%	13.31%	(2.39%)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$7,777	$8,700	$15,391	$14,490	$10,546	$8,677
Ratio of expenses to average net assets	1.69%[b,d]	1.50%[d]	1.40%[d]	1.39%[d]	1.40%[d]	1.40%[d]
Ratio of expenses to average net assets	1.43%[b,e]	1.33%[e]	1.28%[e]	1.29%[e]	1.29%[e]	1.29%[e]
Ratio of net investment income to average net assets	0.76%[b]	0.96%	0.37%	0.67%	0.70%	0.51%
Portfolio turnover rate	68%[c]	209%	235%	130%	42%	36%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

dBefore waivers

eNet of waivers

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND (Institutional Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$19.81	$21.35	$25.66	$25.96	$22.70	$23.63
Income (Loss) from investment operations[a]
Net investment income	0.09	0.24	0.17	0.15	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.09	(1.52)	1.70	7.62	3.20	(0.96)
Total from investment operations	1.18	(1.28)	1.87	7.77	3.31	(0.93)

Less distributions
Net investment income	0.00	(0.20)	(0.14)	(0.07)	(0.05)	0.00
Net realized gain on investments	0.00	(0.06)	(6.04)	(8.00)	0.00	0.00
Total distributions	0.00	(0.26)	(6.18)	(8.07)	(0.05)	0.00
Net asset value, end of period	$20.99	$19.81	$21.35	$25.66	$25.96	$22.70
Total Return	5.96%[c]	(6.00%)	7.28%	29.93%	14.58%	(3.94%)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,433	$1,371	$68	$1,488	$1,343	$1,203
Ratio of expenses to average net assets	0.98%[b]	0.92%	0.86%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets	0.94%[b]	1.13%	0.64%	0.48%	0.44%	0.14%
Portfolio turnover rate	69%[c]	218%	254%	118%	40%	107%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND (Institutional Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$17.99	$19.04	$19.70	$17.06	$15.77	$15.79
Income (Loss) from investment operations[a]
Net investment income	0.15	0.32	0.31	0.26	0.30	0.21
Net realized and unrealized gain (loss) on investments	0.64	(1.01)	1.08	2.68	1.34	0.07
Total from investment operations	0.79	(0.69)	1.39	2.94	1.64	0.28

Less distributions
Net investment income	(0.16)	(0.34)	(0.33)	(0.30)	(0.35)	(0.30)
Net realized gain on investments	0.00	(0.02)	(1.72)	0.00	0.00	0.00
Total distributions	(0.16)	(0.36)	(2.05)	(0.30)	(0.35)	(0.30)
Net asset value, end of period	$18.62	$17.99	$19.04	$19.70	$17.06	$15.77
Total Return	4.48%[c]	(3.63%)	7.09%	17.38%	10.45%	1.71%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$943	$918	$536	$215	$697	$622
Ratio of expenses to average net assets	0.94%[b]	0.89%	0.85%	0.84%	0.82%	0.82%
Ratio of net investment income to average net assets	1.67%[b]	1.70%	1.51%	1.40%	1.81%	1.31%
Portfolio turnover rate	55%[c]	138%	158%	66%	49%	86%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Institutional Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$8.58	$8.84	$8.61	$8.96	$8.74	$8.48
Income (Loss) from investment operations[a]
Net investment income	0.12	0.25	0.25	0.25	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.31	(0.23)	0.25	(0.28)	0.30	0.35
Total from investment operations	0.43	0.02	0.50	(0.03)	0.56	0.61

Less distributions
Net investment income	(0.13)	(0.28)	(0.27)	(0.32)	(0.34)	(0.35)
Total distributions	(0.13)	(0.28)	(0.27)	(0.32)	(0.34)	(0.35)
Net asset value, end of period	$8.88	$8.58	$8.84	$8.61	$8.96	$8.74
Total Return	5.05%[c]	0.21%	6.07%	(0.34%)	6.47%	7.36%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$513	$492	$1,929	$487	$593	$579
Ratio of expenses to average net assets	0.73%[b,d]	0.68%[d]	0.65%[d]	0.63%[d]	0.61%[d]	0.60%[d]
Ratio of expenses to average net assets	0.50%[b,e]	0.61%[e]	0.65%[e]	0.63%[e]	0.61%[e]	0.60%[e]
Ratio of net investment income to average net assets	2.65%[b]	2.83%	2.83%	2.80%	2.96%	3.04%
Portfolio turnover rate	22%[c]	28%	37%	35%	51%	55%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

dBefore waivers

eNet of waivers

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND (Institutional Shares)

FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2016	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.07	$11.50	$13.08	$10.83	$9.61	$9.87
Income (Loss) from investment operations[a]
Net investment income	0.06	0.13	0.07	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.29	(0.41)	1.36	3.18	1.19	(0.28)
Total from investment operations	0.35	(0.28)	1.43	3.30	1.29	(0.20)

Less distributions
Net investment income	0.00	(0.15)	(0.05)	(0.08)	(0.07)	(0.06)
Net realized gain on investments	0.00	0.00	(2.96)	(0.97)	0.00	0.00
Total distributions	0.00	(0.15)	(3.01)	(1.05)	(0.07)	(0.06)
Net asset value, end of period	$11.42	$11.07	$11.50	$13.08	$10.83	$9.61
Total Return	3.16%[c]	(2.46%)	10.92%	30.48%	13.47%	(2.07%)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$156	$147	$151	$513	$618	$588
Ratio of expenses to average net assets	1.43%[b,d]	1.25%[b]	1.14%[b]	1.14%[b]	1.15%[b]	1.15%[b]
Ratio of expenses to average net assets	1.18%[b,e]	1.08%[e]	1.03%[e]	1.04%[e]	1.04%[e]	1.04%[e]
Ratio of net investment income to average net assets	1.00%[b]	1.17%	0.54%	0.92%	0.94%	0.77%
Portfolio turnover rate	68%[c]	209%	235%	130%	42%	36%

aPer share amounts presented are based on average shares outstanding.

bAnnualized

cNot Annualized

dBefore waivers

eNet of waivers

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH

FUND SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)

JUNE 30, 2016

Top Ten Holdings*

SPDR S&P MidCap 400 ETF	4.34%

Hershey Co.	2.14%

CR Bard, Inc.	1.98%

UGI Corp.	1.96%

Becton Dickinson and Co.	1.89%

Sysco Corp.	1.88%

Flowers Foods, Inc.	1.86%

DENTSPLY SIRONA, Inc.	1.76%

Global Payments, Inc.	1.72%

Fair Isaac Corp.	1.67%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Common Stock	Shares	Value	Common Stock	Shares	Value
BASIC MATERIALS - 3.2%			CONSUMER, NON-CYCLICAL - 22.6%
Ecolab, Inc.	3,900	$462,540	Aaron’s, Inc.	21,200	$464,068
International Flavors	3,700	466,459	AmerisourceBergen Corp.	3,200	253,824
Minerals Technologies, Inc.	2,700	153,360	Amsurg Corp.*	3,700	286,898
Mosaic Co.	6,100	159,698	Aramark	5,900	197,178
Westlake Chemical Corp.	3,500	150,220	Becton Dickinson and Co.	4,900	830,991
COMMUNICATIONS - 6.5%			Centene Corp.*	4,500	321,165
ARRIS International PLC*	10,900	228,464	CR Bard, Inc.	3,700	870,092
EchoStar Corp.*	5,800	230,260	Deluxe Corp.	3,400	225,658
Interpublic Group of Cos	8,600	198,660	DENTSPLY SIRONA, Inc.	12,500	775,500
John Wiley & Sons, Inc.	11,300	589,634	Envision Healthcare Holdings*	14,300	362,791
Juniper Networks, Inc.	9,900	222,651	Flowers Foods, Inc.	43,500	815,625
NeuStar, Inc.*	10,200	239,802	FTI Consulting, Inc.*	5,800	235,944
New York Times Co.	15,600	188,760	Global Payments, Inc.	10,600	756,628
Plantronics, Inc.	6,500	286,000	Hershey Co.	8,300	941,967
Polycom, Inc.*	22,900	257,625	LifePoint Health, Inc.*	4,000	261,480
TEGNA, Inc.	8,800	203,896	Molina Healthcare, Inc.*	4,300	214,570
Time, Inc.	12,800	210,688	RR Donnelley & Sons Co.	12,700	214,884
CONSUMER, CYCLICAL - 17.8%			Sprouts Farmers Market, Inc.*	9,600	219,840
Advance Auto Parts, Inc.	3,400	549,542	Sysco Corp.	16,300	827,062
Alaska Air Group, Inc.	2,600	151,554	Tyson Foods, Inc.	4,000	267,160
American Eagle Outfitters, Inc.	11,900	189,567	Universal Health Services, Inc.	2,200	295,020
Big Lots, Inc.	4,300	215,473	VWR Corp.*	10,500	303,450
BorgWarner, Inc.	5,500	162,360	ENERGY - 0.6%
Casey’s General Stores, Inc.	2,500	328,775	FMC Technologies, Inc.*	10,200	272,034
Cheesecake Factory, Inc.	3,700	178,118	FINANCIAL - 13.8%
Cinemark Holdings, Inc.	5,600	204,176	Alliance Data Systems Corp.*	1,200	235,104
Dick’s Sporting Goods, Inc.	4,300	193,758	Ally Financial, Inc.	15,200	259,464
GameStop Corp.	6,300	167,454	Ameriprise Financial, Inc.	3,000	269,550
Genuine Parts Co.	5,600	567,000	AmTrust Financial Services, Inc.	10,900	267,050
GNC Holdings, Inc.	6,400	155,456	Assured Guaranty Ltd	11,100	281,607
Hasbro, Inc.	6,900	579,531	CBRE Group, Inc.*	9,400	248,912
Herman Miller, Inc.	7,000	209,230	CIT Group, Inc.	8,900	283,999
HNI Corp.	5,400	251,046	East West Bancorp, Inc.	8,500	290,530
JetBlue Airways Corp.*	10,100	167,256	FNF Group	8,200	307,500
Kohl’s Corp.	4,300	163,056	Forest City Realty Trust, Inc.	13,200	294,492
Lear Corp.	1,900	193,344	Jones Lang LaSalle, Inc.	2,400	233,880
Macy’s, Inc.	4,700	157,967	KeyCorp.	25,300	279,565
Mattel, Inc.	16,300	510,027	Navient Corp.	23,800	284,410
Pool Corp.	6,300	592,389	NorthStar Realty Finance Corp.	21,600	246,888
PVH Corp.	2,000	188,460	Popular, Inc.	9,900	290,070
Southwest Airlines Co.	4,700	184,287	Regions Financial Corp.	35,300	300,403
Spirit Airlines, Inc.*	4,300	192,941	Starwood Property Trust, Inc.	14,900	308,728
Tiffany & Co.	7,600	460,864	SunTrust Banks, Inc.	7,600	312,208
VF Corp.	8,600	528,814	Synchrony Financial	9,600	242,688
Williams-Sonoma, Inc.	3,600	187,668	TCF Financial Corp.	22,800	288,420
Wyndham Worldwide Corp.	2,600	185,198

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Common Stock	Shares	Value	Common Stock, Exch. Traded Funds and Short-Term Investments	Shares	Value
FINANCIAL - 13.8% (continued)			TECHNOLOGY - 6.8% (continued)
Two Harbors Investment Corp.	35,400	$303,024	ON Semiconductor Corp.*	25,800	$227,556
Voya Financial, Inc.	9,200	227,792	Science Applications	4,600	268,410
			Synaptics, Inc.*	3,200	172,000
INDUSTRIAL - 17.1%			Xilinx, Inc.	14,600	673,498
Acuity Brands, Inc.	2,600	644,696
AMERCO*	600	224,730	UTILITIES - 2.0%
AptarGroup, Inc.	5,500	435,215	UGI Corp.	19,000	859,750
CH Robinson Worldwide, Inc.	7,800	579,150
CLARCOR, Inc.	10,200	620,466	TOTAL COMMON STOCK - 90.4%
Crown Holdings, Inc.*	3,200	162,144	(Cost $38,575,384)		39,727,305
Dover Corp.	9,300	644,676
Expeditors International	12,100	593,384	EXCHANGE TRADED FUNDS
Graphic Packaging Holding Co.	12,000	150,480	SPDR S&P MidCap 400 ETF	7,000	1,905,610
Hubbell, Inc.	5,500	580,085
Jabil Circuit, Inc.	13,100	241,957	TOTAL EXCHANGE TRADED FUNDS - 4.3%
Lennox International, Inc.	4,200	598,920	(Cost $1,787,184)		1,905,610
Lincoln Electric Holdings, Inc.	9,900	584,892
MSA Safety, Inc.	12,300	646,119	SHORT-TERM INVESTMENTS - 5.6%
Republic Services, Inc.	4,500	230,895	Federated Treasury Obligations Fund, 0.24% Yield+	2,445,303	2,445,303
Ryder System, Inc.	3,300	201,762	(Cost $2,445,303)
Spirit AeroSystems Holdings, Inc.*	4,600	197,800
Textron, Inc.	5,700	208,392	TOTAL INVESTMENTS IN SECURITIES - 100.3%
			(Cost $42,807,871)		44,078,218
TECHNOLOGY - 6.8%
Analog Devices, Inc.	11,800	668,352	OTHER ASSETS LESS LIABILITIES - (0.3)%		(120,952)
Brocade Communications Systems	26,500	243,270	TOTAL NET ASSETS - 100.0%		$43,957,266
Fair Isaac Corp.	6,500	734,565

*Securities are non-income producing

+Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

ADR - American Depositary Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)

JUNE 30, 2016

Top Equity Holdings*

Vanguard FTSE All-World ex-US ETF	1.58%

Vanguard FTSE Dev. Markets ETF	1.57%

Hershey Co.	1.16%

Medtronic PLC	1.06%

CR Bard, Inc.	1.06%

Top Fixed Income Holdings*

Bank of America Corp. 5.875% 2021	1.37%

Goldman Sachs Group, Inc. 5.250% 2021	1.34%

Gilead Sciences, Inc. 4.500% 2021	1.34%

Express Scripts Holding Co. 4.500% 2026	1.31%

Duke Energy Indiana LLC 3.750% 2020	1.29%

* Percentages based on Total Net Assets
ADR - American Depository Receipt

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Common Stock	Shares	Value	Common Stock	Shares	Value
BASIC MATERIALS - 2.4%			CONSUMER, NON-CYCLICAL - 19.1% (continued)
Ecolab, Inc.	3,800	$450,680	DENTSPLY SIRONA, Inc.	12,900	$800,316
International Flavors	3,600	453,852	Express Scripts Holding Co.*	8,200	621,560
LyondellBasell Industries	3,500	260,470	Flowers Foods, Inc.	44,200	828,750
Monsanto Co.	4,800	496,368	General Mills, Inc.	12,100	862,972
Mosaic Co.	11,900	311,542	Global Payments, Inc.	11,200	799,456
			Hershey Co.	8,600	976,014
COMMUNICATIONS - 3.6%			Johnson & Johnson	7,200	873,360
Comcast Corp.	7,600	495,444	Kroger Co.	14,400	529,776
eBay, Inc.*	22,600	529,066	Medtronic PLC	10,300	893,731
Interpublic Group of Cos	20,400	471,240	PepsiCo, Inc.	7,600	805,144
Juniper Networks, Inc.	22,000	494,780	Procter & Gamble Co.	9,400	795,898
T-Mobile US, Inc.*	14,100	610,107	UnitedHealth Group, Inc.	4,400	621,280
Twenty-First Century Fox, Inc.	16,300	440,915
			ENERGY - 0.5%
CONSUMER, CYCLICAL - 12.3%			Valero Energy Corp.	8,800	448,800
Advance Auto Parts, Inc.	4,100	662,683
Alaska Air Group, Inc.	7,000	408,030	FINANCIAL - 3.1%
BorgWarner, Inc.	13,400	395,568	Affiliated Managers Group, Inc.*	3,500	492,695
Delta Air Lines, Inc.	11,800	429,874	Alliance Data Systems Corp.*	2,600	509,392
Dollar Tree, Inc.*	5,800	546,592	Berkshire Hathaway, Inc.*	3,900	564,681
Hasbro, Inc.	8,400	705,516	Synchrony Financial	19,600	495,488
Home Depot, Inc.	4,900	625,681	Unum Group	18,100	575,399
Lear Corp.	4,500	457,920
Liberty Interactive Corp.*	18,600	471,882	INDUSTRIAL - 8.3%
Macy’s, Inc.	11,300	379,793	3M Co.	4,700	823,064
Mattel, Inc.	20,100	628,929	Acuity Brands, Inc.	3,200	793,472
McDonald’s Corp.	5,100	613,734	Boeing Co.	4,400	571,428
NIKE, Inc.	11,000	607,200	CH Robinson Worldwide, Inc.	10,700	794,475
PVH Corp.	4,900	461,727	CSX Corp.	22,500	586,800
Southwest Airlines Co.	12,900	505,809	Dover Corp.	12,700	880,364
VF Corp.	10,300	633,347	Expeditors International	16,500	809,160
Walgreens Boots Alliance, Inc.	6,600	549,582	FedEx Corp.	3,400	516,052
Wal-Mart Stores, Inc.	11,300	825,126	Textron, Inc.	15,300	559,368
Wyndham Worldwide Corp.	6,200	441,626	Union Pacific Corp.	7,100	619,475

CONSUMER, NON-CYCLICAL - 19.1%			TECHNOLOGY - 4.1%
Abbott Laboratories	18,500	727,235	Analog Devices, Inc.	13,500	764,640
Aetna, Inc.	5,000	610,650	Apple, Inc.	5,100	487,560
AmerisourceBergen Corp.	6,500	515,580	Intel Corp.	24,500	803,600
Aramark	14,000	467,880	QUALCOMM, Inc.	11,200	599,984
Becton Dickinson and Co.	5,100	864,909	Xilinx, Inc.	16,800	774,984
Cardinal Health, Inc.	6,800	530,468
Centene Corp.*	9,200	656,604	TOTAL COMMON STOCK - 53.4%
Cigna Corp.	4,100	524,759	(Cost $43,530,084)		$44,797,458
Coca-Cola Co.	16,800	761,544
CR Bard, Inc.	3,800	893,608

* Securities are non-income producing

 ADR - American Depositary Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value
COMMUNICATIONS - 3.6%
Alibaba Group Holding Ltd	3.600	11/28/2024	$1,000,000	$1,021,170
AT&T, Inc.	4.750	05/15/2046	1,000,000	1,024,873
Verizon Communications, Inc.	3.850	11/01/2042	1,000,000	940,459
CONSUMER, CYCLICAL - 0.6%
Walgreens Boots Alliance, Inc.	3.450	06/01/2026	500,000	513,270
CONSUMER, NON-CYCLICAL - 4.5%
Anthem, Inc.	3.125	05/15/2022	1,000,000	1,034,568
Celgene Corp.	3.250	08/15/2022	500,000	516,424
Express Scripts Holding Co.	4.500	02/25/2026	1,000,000	1,098,644
Gilead Sciences, Inc.	4.500	04/01/2021	1,000,000	1,120,918
ENERGY - 1.3%
Chevron Corp.	2.419	11/17/2020	500,000	515,757
Phillips 66	4.300	04/01/2022	500,000	546,097
FINANCIAL - 7.8%
Bank of America Corp.	5.875	01/05/2021	1,000,000	1,147,170
Goldman Sachs Group, Inc.	5.250	07/27/2021	1,000,000	1,128,482
JPMorgan Chase & Co.	3.250	09/23/2022	1,000,000	1,045,425
MetLife, Inc.	3.600	04/10/2024	1,000,000	1,054,657
PNC Funding Corp.	3.300	03/08/2022	1,000,000	1,063,505
Wells Fargo & Co.	4.300	07/22/2027	1,000,000	1,079,731
GOVERNMENT - 4.2%
Federal Farm Credit Banks	2.900	11/26/2027	500,000	500,024
Federal National Mortgage Assoc.	3.200	08/16/2032	1,000,000	1,000,387
United States Treasury Note	1.375	05/31/2021	1,000,000	1,018,008
United States Treasury Note	1.625	04/30/2023	1,000,000	1,022,461
INDUSTRIAL - 1.3%
General Electric Co.	3.100	01/09/2023	1,000,000	1,068,210
MORTGAGE SECURITIES - 9.4%
Fannie Mae Pool	7.000	04/01/2033	141,966	163,730
Fannie Mae Pool	6.000	10/01/2036	120,259	137,448
Fannie Mae Pool	4.500	01/01/2042	695,879	761,076
Fannie Mae Pool	4.000	07/01/2042	870,061	935,506
Fannie Mae Pool	3.500	10/01/2042	676,507	716,297
Freddie Mac Gold Pool	6.500	06/01/2024	78,325	89,978
Freddie Mac Gold Pool	7.000	10/01/2031	200,753	241,582
Freddie Mac Gold Pool	6.500	02/01/2032	237,073	273,990
Freddie Mac Gold Pool	6.500	08/01/2032	96,478	116,070
Freddie Mac Gold Pool	6.500	12/01/2032	186,674	222,180
Freddie Mac Gold Pool	6.500	04/01/2033	82,940	100,214
Freddie Mac Gold Pool	5.500	03/01/2034	197,894	224,106
Freddie Mac Gold Pool	5.500	06/01/2035	204,387	230,540
Freddie Mac Gold Pool	5.000	07/01/2035	259,307	287,244
Freddie Mac Gold Pool	5.000	09/01/2035	122,783	135,915
Freddie Mac Gold Pool	5.500	11/01/2035	243,770	274,781
Freddie Mac Gold Pool	6.000	02/01/2036	178,834	203,844
Freddie Mac Gold Pool	5.000	01/01/2037	170,451	188,839
Freddie Mac Gold Pool	5.500	05/01/2038	186,315	209,800

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Fixed Income Securities, Exch. Traded			Principal
Funds and Short-Term Investments	Coupon	Maturity	Amount	Value
MORTGAGE SECURITIES - 9.4% (continued)
Freddie Mac Gold Pool	5.500	01/01/2039	$262,378	$296,421
Freddie Mac Gold Pool	6.000	09/01/2039	372,430	424,844
Freddie Mac Gold Pool	4.000	10/01/2040	947,681	1,019,379
Freddie Mac Gold Pool	3.500	09/01/2042	688,493	727,001

TECHNOLOGY - 2.5%
Hewlett Packard Enterprise Co.^	4.900	10/15/2025	500,000	522,411
Intel Corp.	2.700	12/15/2022	1,000,000	1,046,202
Lam Research Corp.	3.450	06/15/2023	500,000	516,391

UTILITIES - 1.3%
Duke Energy Indiana LLC	3.750	07/15/2020	1,000,000	1,086,694

TOTAL FIXED-INCOME SECURITIES - 36.5%
(Cost $29,356,633)				30,612,723

EXCHANGE TRADED FUNDS
Vanguard FTSE All-World ex-US ETF			31,000	1,328,350
Vanguard FTSE Developed Markets ETF			37,300	1,318,928
TOTAL EXCHANGE TRADED FUNDS - 3.2%
(Cost $2,900,207)				2,647,278

SHORT-TERM INVESTMENTS - 7.0%
Federated Treasury Obligations Fund, 0.24% Yield+
(Cost $5,946,108)			5,946,108	5,946,108

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $81,733,032)				84,003,567
OTHER ASSETS LESS LIABILITIES - (0.1)%				(54,127)

TOTAL NET ASSETS - 100.0%				$83,949,440

^Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration. At June 30, 2016, the aggregate market value of this security amounted to $522,411 or 0.62% of net assets.

+ Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)

JUNE 30, 2016

Top Ten Holdings*

Province of Quebec Canada 2.625% 2023	2.68%

United States Treasury Note 2.000% 2025	2.67%

Apple, Inc. 4.650% 2046	1.92%

Gilead Sciences, Inc. 4.500% 2021	1.91%

Cisco Systems, Inc. 4.450% 2020	1.88%

Freddie Mac Gold Pool 3.500% 2042	1.86%

Commonwealth Edison Co. 3.400% 2021	1.83%

Federal National Mortgage Assoc. 2.500% 2033	1.83%

General Electric Co. 3.100% 2023	1.82%

Old Republic International Corp. 4.875% 2024	1.82%

*Percentages based on Total Net Assets

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value
COMMUNICATIONS - 7.0%
Alibaba Group Holding Ltd	3.600	11/28/2024	$2,000,000	$2,042,340
AT&T, Inc.	4.750	05/15/2046	2,000,000	2,049,745
Cisco Systems, Inc.	4.450	01/15/2020	2,000,000	2,209,118
Verizon Communications, Inc.	3.850	11/01/2042	2,000,000	1,880,918
CONSUMER, CYCLICAL - 4.2%
Advance Auto Parts, Inc.	4.500	12/01/2023	1,000,000	1,074,091
Lennar Corp.	4.750	11/15/2022	1,250,000	1,270,313
Newell Brands, Inc.	3.850	04/01/2023	1,500,000	1,591,004
Walgreens Boots Alliance, Inc.	3.450	06/01/2026	1,000,000	1,026,540
CONSUMER, NON-CYCLICAL - 9.6%
Anthem, Inc.	3.125	05/15/2022	2,000,000	2,069,136
Celgene Corp.	3.250	08/15/2022	2,000,000	2,065,696
Express Scripts Holding Co.	4.500	02/25/2026	1,000,000	1,098,644
Gilead Sciences, Inc.	4.500	04/01/2021	2,000,000	2,241,835
HCA, Inc.	4.750	05/01/2023	1,000,000	1,025,000
Johnson & Johnson	3.700	03/01/2046	1,500,000	1,688,988
Sysco Corp.	3.300	07/15/2026	1,000,000	1,037,473
ENERGY - 1.8%
Chevron Corp.	2.419	11/17/2020	1,000,000	1,031,513
Phillips 66	4.300	04/01/2022	1,000,000	1,092,194
FINANCIAL - 19.5%
Bank of America Corp.	4.000	04/01/2024	2,000,000	2,134,585
BlackRock, Inc.	3.375	06/01/2022	1,000,000	1,086,475
Capital One Financial Corp.	4.200	10/29/2025	1,500,000	1,542,063
Citigroup, Inc.	5.500	09/13/2025	1,500,000	1,681,412
Fairfax Financial Holdings Ltd^	5.800	05/15/2021	1,500,000	1,619,886
Goldman Sachs Group, Inc.	3.850	07/08/2024	2,000,000	2,120,622
JPMorgan Chase & Co.	3.250	09/23/2022	2,000,000	2,090,850
MetLife, Inc.	3.600	04/10/2024	2,000,000	2,109,314
Morgan Stanley	3.875	04/29/2024	1,500,000	1,605,626
Old Republic International Corp.	4.875	10/01/2024	2,000,000	2,136,254
PNC Funding Corp.	3.300	03/08/2022	2,000,000	2,127,010
Visa, Inc.	2.800	12/14/2022	1,500,000	1,582,482
Wells Fargo & Co.	4.300	07/22/2027	1,000,000	1,079,731
GOVERNMENT - 14.9%
Federal Farm Credit Banks	2.900	11/26/2027	2,000,000	2,000,094
Federal National Mortgage Assoc.	3.200	08/16/2032	2,000,000	2,000,774
Federal National Mortgage Assoc.	3.000	12/27/2032	1,000,000	1,000,670
Federal National Mortgage Assoc.	2.500	01/24/2033	2,145,000	2,145,459
Province of Quebec Canada	2.625	02/13/2023	3,000,000	3,147,957
United States Treasury Note	1.375	05/31/2021	2,000,000	2,036,016
United States Treasury Note	1.625	04/30/2023	2,000,000	2,044,922
United States Treasury Note	2.000	08/15/2025	3,000,000	3,136,290

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value
INDUSTRIAL - 3.1%
General Electric Co.	3.100	01/09/2023	$2,000,000	$2,136,420
United Parcel Service, Inc.	2.450	10/01/2022	1,500,000	1,559,455
MORTGAGE SECURITIES - 25.4%
Fannie Mae Pool	7.000	02/01/2032	270,703	322,485
Fannie Mae Pool	7.000	03/01/2032	298,219	366,403
Fannie Mae Pool	7.000	04/01/2033	222,049	256,090
Fannie Mae Pool	6.000	10/01/2036	326,124	372,739
Fannie Mae Pool	6.000	07/01/2037	494,258	564,791
Fannie Mae Pool	4.000	08/01/2041	1,686,246	1,812,465
Fannie Mae Pool	4.000	11/01/2041	1,945,299	2,090,663
Fannie Mae Pool	4.500	01/01/2042	1,043,819	1,141,614
Fannie Mae Pool	4.000	07/01/2042	1,104,839	1,187,944
Fannie Mae Pool	4.000	07/01/2042	1,462,956	1,573,017
Fannie Mae Pool	3.500	10/01/2042	1,353,013	1,432,594
Freddie Mac Gold Pool	6.500	06/01/2024	182,758	209,949
Freddie Mac Gold Pool	7.000	10/01/2031	342,601	412,280
Freddie Mac Gold Pool	6.500	02/01/2032	379,688	438,813
Freddie Mac Gold Pool	7.000	05/01/2032	507,953	625,503
Freddie Mac Gold Pool	6.500	08/01/2032	128,638	154,760
Freddie Mac Gold Pool	6.500	04/01/2033	248,819	300,642
Freddie Mac Gold Pool	7.000	09/01/2033	95,881	117,627
Freddie Mac Gold Pool	5.500	03/01/2034	593,681	672,318
Freddie Mac Gold Pool	5.500	04/01/2034	801,172	904,005
Freddie Mac Gold Pool	5.000	06/01/2034	269,270	298,276
Freddie Mac Gold Pool	5.500	12/01/2034	660,605	746,460
Freddie Mac Gold Pool	5.500	01/01/2035	499,359	564,262
Freddie Mac Gold Pool	5.500	06/01/2035	812,439	916,395
Freddie Mac Gold Pool	5.000	07/01/2035	771,439	854,552
Freddie Mac Gold Pool	5.000	08/01/2035	885,050	990,462
Freddie Mac Gold Pool	5.000	09/01/2035	491,133	543,662
Freddie Mac Gold Pool	5.000	11/01/2035	275,151	304,941
Freddie Mac Gold Pool	5.500	11/01/2035	731,311	824,343
Freddie Mac Gold Pool	6.000	02/01/2036	491,795	560,570
Freddie Mac Gold Pool	5.000	01/01/2037	511,353	566,518
Freddie Mac Gold Pool	5.500	12/01/2037	177,445	198,470
Freddie Mac Gold Pool	5.500	05/01/2038	673,112	757,951
Freddie Mac Gold Pool	5.500	05/01/2038	568,649	640,328
Freddie Mac Gold Pool	6.500	10/01/2038	427,710	503,682
Freddie Mac Gold Pool	5.500	01/01/2039	787,135	889,262
Freddie Mac Gold Pool	6.000	09/01/2039	760,865	867,944
Freddie Mac Gold Pool	4.000	12/01/2040	1,559,854	1,698,844
Freddie Mac Gold Pool	3.500	09/01/2042	2,065,480	2,181,002

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value
TECHNOLOGY - 4.5%
Apple, Inc.	4.650	02/23/2046	$2,000,000	$2,259,154
Brocade Communications Systems	4.625	01/15/2023	1,000,000	963,750
Hewlett Packard Enterprise Co.^	4.900	10/15/2025	1,000,000	1,044,822
Lam Research Corp.	3.450	06/15/2023	1,000,000	1,032,781

UTILITIES - 3.6%
Commonwealth Edison Co.	3.400	09/01/2021	2,000,000	2,156,550
Progress Energy, Inc.	3.150	04/01/2022	2,000,000	2,081,276

TOTAL FIXED-INCOME SECURITIES - 93.6%
(Cost $105,372,151)				110,021,874

SHORT-TERM INVESTMENTS - 5.6%
Federated Treasury Obligations Fund, 0.24% Yield+
(Cost $6,541,856)			6,541,856	6,541,856

TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost $111,914,007)				116,563,730
OTHER ASSETS LESS LIABILITIES - 0.8%				985,704

TOTAL NET ASSETS - 100.0%				$117,549,434

^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2016, the aggregate value of these securities amounted to $2,664,708 or 2.27% of net assets.

+ Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)

JUNE 30, 2016

Top Ten Holdings*

SPDR S&P 500 ETF	4.49%

Hershey Co.	3.00%

Medtronic PLC	2.84%

Becton Dickinson and Co.	2.78%

Johnson & Johnson	2.75%

General Mills, Inc.	2.70%

3M Co.	2.65%

Wal-Mart Stores, Inc.	2.58%

Procter & Gamble Co.	2.56%

PepsiCo, Inc.	2.54%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Common Stock	Shares	Value	Common Stock	Shares	Value
BASIC MATERIALS - 4.1%			CONSUMER, NON-CYCLICAL - 37.5% (continued)
Ecolab, Inc.	800	$94,880	Cardinal Health, Inc.	1,100	$85,811
Monsanto Co.	1,000	103,410	Centene Corp.*	1,500	107,055
Mosaic Co.	1,600	41,888	Cigna Corp.	600	76,794
Sherwin-Williams Co.	300	88,101	Coca-Cola Co.	4,200	190,386
COMMUNICATIONS - 6.4%			Express Scripts Holding Co.*	1,300	98,540
Comcast Corp.	1,300	84,747	General Mills, Inc.	3,000	213,960
eBay, Inc.*	3,700	86,617	Hershey Co.	2,100	238,329
Interpublic Group of Cos	3,500	80,850	Johnson & Johnson	1,800	218,340
Juniper Networks, Inc.	3,600	80,964	Kroger Co.	2,400	88,296
T-Mobile US, Inc.*	2,200	95,194	Mallinckrodt PLC*	1,400	85,092
Twenty-First Century Fox, Inc.	2,800	75,740	Medtronic PLC	2,600	225,602
CONSUMER, CYCLICAL - 21.4%			PepsiCo, Inc.	1,900	201,286
Alaska Air Group, Inc.	1,200	69,948	Procter & Gamble Co.	2,400	203,208
BorgWarner, Inc.	2,300	67,896	Tyson Foods, Inc.	1,300	86,827
CVS Health Corp.	900	86,166	UnitedHealth Group, Inc.	700	98,840
Delta Air Lines, Inc.	1,900	69,217	ENERGY - 0.9%
Home Depot, Inc.	1,300	165,997	Valero Energy Corp.	1,400	71,400
Kohl’s Corp.	1,800	68,256	FINANCIAL - 4.3%
Lear Corp.	800	81,408	Affiliated Managers Group, Inc.*	600	84,462
Liberty Interactive Corp.*	3,200	81,184	Berkshire Hathaway, Inc.*	600	86,874
Macy’s, Inc.	1,900	63,859	Synchrony Financial	3,100	78,368
McDonald’s Corp.	1,400	168,476	Unum Group	2,900	92,191
NIKE, Inc.	3,000	165,600	INDUSTRIAL - 8.5%
PVH Corp.	800	75,384	3M Co.	1,200	210,144
Southwest Airlines Co.	2,000	78,420	AMERCO*	300	112,365
VF Corp.	2,800	172,172	Boeing Co.	700	90,909
Wal-Mart Stores, Inc.	2,800	204,456	FedEx Corp.	500	75,890
Wyndham Worldwide Corp.	1,100	78,353	Textron, Inc.	2,500	91,400
CONSUMER, NON-CYCLICAL - 37.5%			Union Pacific Corp.	1,100	95,975
Abbott Laboratories	4,600	180,826	TECHNOLOGY - 9.5%
AbbVie, Inc.	1,500	92,865	Analog Devices, Inc.	3,300	186,912
Aetna, Inc.	800	97,704	Apple, Inc.	800	76,480
AmerisourceBergen Corp.	1,000	79,320	IBM	1,300	197,314
Aramark	2,400	80,208	Intel Corp.	6,100	200,080
Becton Dickinson and Co.	1,300	220,467	QUALCOMM, Inc.	1,800	96,426

*Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2016

Common Stock, Exch. Traded Funds
and Short-Term Investments	Shares	Value
TOTAL COMMON STOCK - 92.6%
(Cost $7,180,697)		$7,346,129

EXCHANGE TRADED FUNDS
SPDR S&P500 ETF	1,700	356,108

TOTAL EXCHANGE TRADED FUNDS - 4.5%
(Cost $343,466)		356,108

SHORT-TERM INVESTMENTS - 3.7%
Federated Treasury Obligations Fund, 0.24% Yield+
(Cost $295,803)	295,803	295,803

TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost $7,819,966)		7,998,040
OTHER ASSETS LESS LIABILITIES - (0.8)%		(64,956)

TOTAL NET ASSETS - 100.0%		$7,933,084

*Securities are non-income producing

+ Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2016

	EQUITY	BALANCED	RETIREMENT	CORE
	GROWTH FUND	FUND	INCOME FUND	EQUITY FUND
ASSETS
Investments in securities at value	$44,078,218	$84,003,567	$116,563,730	$7,998,040
(Cost $42,807,871; $81,733,032; $111,914,007; $7,819,966, respectively)
Cash	196	0	0	0
Receivables
Securities sold	0	0	1,071,734	0
Dividends and interest	62,932	270,407	805,574	6,274
Prepaid expenses	7,330	8,356	8,917	4,512
Total assets	44,148,676	84,282,330	118,449,955	8,008,826
LIABILITIES
Capital shares payable	182,302	311,767	870,185	73,466
Distributions payable	0	2,420	5,836	0
Accounts payable and accrued expenses	9,108	18,703	24,500	2,276
Total liabilities	191,410	332,890	900,521	75,742
Net assets	$43,957,266	$83,949,440	$117,549,434	$7,933,084
NET ASSETS
Retail shares
Net assets	42,523,874	83,005,967	117,036,183	7,777,470
Number of shares outstanding	2,075,929	4,449,936	13,173,549	701,080
Net asset value	$20.48	$18.65	$8.88	$11.09
Institutional shares
Net assets	1,433,392	943,473	513,251	155,614
Number of shares outstanding	68,305	50,670	57,808	13,627
Net asset value	$20.99	$18.62	$8.88	$11.42
Net assets consist of
Paid-in capital	44,362,021	85,477,899	167,617,846	7,602,857
Accumulated undistributed net investment income	166,253	0	0	32,117
Accumulated net realized gain (loss) on investments	(1,841,355)	(3,798,994)	(54,718,135)	120,036
Net unrealized gain in value of investments	1,270,347	2,270,535	4,649,723	178,074
Net assets	$43,957,266	$83,949,440	$117,549,434	$7,933,084

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED JUNE 30, 2016

	EQUITY	BALANCED	RETIREMENT	CORE
	GROWTH FUND	FUND	INCOME FUND	EQUITY FUND
INVESTMENT INCOME
Interest	$1,353	$572,133	$2,020,195	$337
Dividends	428,687	590,849	0	91,505
Total investment income	430,040	1,162,982	2,020,195	91,842
EXPENSES
Investment advisory fees	156,304	308,784	318,771	33,383
Distribution fees - Retail Class	54,108	109,048	158,760	10,247
Transfer agent and shareholder reporting costs	35,851	60,528	83,809	16,020
Custodian fees	5,226	6,073	4,182	4,021
Directors fees and expenses	8,976	17,661	25,312	1,679
Professional fees	7,761	16,386	23,528	1,574
Registration and filing fees	4,269	5,065	5,606	3,366
Other operating expenses	1,784	3,793	5,134	342
Total expenses	274,279	527,338	625,102	70,632
Less: Waiver from adviser	0	0	(580)	(10,907)
Net expenses	274,279	527,338	624,522	59,725
NET INVESTMENT INCOME	155,761	635,644	1,395,673	32,117
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(787,921)	(322,902)	600,773	172,623
Net change in unrealized gain on investments	3,101,244	3,260,049	4,014,670	41,736
NET GAIN ON INVESTMENTS	2,313,323	2,937,147	4,615,443	214,359
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,469,084	$3,572,791	$6,011,116	$246,476

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	EQUITY GROWTH FUND		BALANCED FUND
	(Unaudited)		(Unaudited)
	Six months	Year	Six months	Year
	ended	ended	ended	ended
	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015
DECREASE IN NET ASSETS
Operations:
Net investment income	$155,761	$501,598	$635,644	$1,933,546
Net realized loss on investments	(787,921)	(1,053,434)	(322,902)	(3,265,959)
Net change in unrealized gain (loss) on investments	3,101,244	(3,194,198)	3,260,049	(3,699,596)
Net increase (decrease) in net assets resulting from operations	2,469,084	(3,746,034)	3,572,791	(5,032,009)
Distributions to Shareholders:
Net investment income
Retail shares	0	(477,068)	(682,070)	(2,077,427)
Institutional shares	0	(14,038)	(8,874)	(14,075)
Net realized gains
Retail shares	0	(135,118)	0	(115,333)
Institutional shares	0	(3,985)	0	(1,127)
Total distributions to shareholders	0	(630,209)	(690,944)	(2,207,962)
Share Transactions:
Retail shares
Net proceeds from sale of shares	1,032,790	1,824,463	2,382,108	10,337,198
Reinvestment of distributions	0	607,468	666,416	2,136,346
Cost of shares reacquired	(6,900,420)	(28,411,010)	(17,034,203)	(68,864,399)
Net change	(5,867,630)	(25,979,079)	(13,985,679)	(56,390,855)
Institutional shares
Net proceeds from sale of shares	5,107	1,450,191	197,766	962,965
Reinvestment of distributions	0	163	8,874	15,193
Cost of shares reacquired	(22,646)	(102,783)	(216,996)	(553,957)
Net change	(17,539)	1,347,571	(10,356)	424,201
Net decrease derived from share transactions	(5,885,169)	(24,631,508)	(13,996,035)	(55,966,654)
NET ASSETS
Beginning of year	47,373,351	76,381,102	95,063,628	158,270,253
End of period	$43,957,266	$47,373,351	$83,949,440	$95,063,628

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$155,761	$10,492	$0	$0

NUMBER OF SHARES
Retail shares
Sold	51,883	88,577	131,461	548,933
Shares issued from reinvestment of distributions	0	31,247	36,398	114,983
Reacquired	(352,477)	(1,389,454)	(940,489)	(3,710,114)
Net change	(300,594)	(1,269,630)	(772,630)	(3,046,198)
Institutional shares
Sold	253	70,763	10,908	51,367
Shares issued from reinvestment of distributions	0	8	485	822
Reacquired	(1,157)	(4,757)	(11,758)	(29,307)
Net change	(904)	66,014	(365)	22,882
Net decrease in shares outstanding	(301,498)	(1,203,616)	(772,995)	(3,023,316)
Outstanding:
Beginning of year	2,445,732	3,649,348	5,273,601	8,296,917
End of period	2,144,234	2,445,732	4,500,606	5,273,601

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	RETIREMENT INCOME FUND		CORE EQUITY FUND
	(Unaudited)		(Unaudited)
	Six months	Year	Six months	Year
	ended	ended	ended	ended
	June 30,	December 31,	June 30,	December 31,
	2016	2015	2016	2015
INCREASE IN NET ASSETS
Operations:
Net investment income	$1,395,673	$4,294,442	$32,117	$119,430
Net realized gain (loss) on investments	600,773	(1,184,807)	172,623	(52,587)
Net change in unrealized gain (loss) on investments	4,014,670	(2,799,529)	41,736	(476,318)
Net increase (decrease) in net assets resulting from operations	6,011,116	310,106	246,476	(409,475)
Distributions to Shareholders:
Net investment income
Retail shares	(1,591,983)	(4,862,050)	0	(117,476)
Institutional shares	(7,475)	(19,032)	0	(1,954)
Net realized gains
Retail shares	0	0	0	0
Institutional shares	0	0	0	0
Total distributions to shareholders	(1,599,458)	(4,881,082)	0	(119,430)
Share Transactions:
Retail shares
Net proceeds from sale of shares	3,954,000	14,230,510	561,496	837,401
Reinvestment of distributions	1,559,276	4,761,523	0	117,477
Cost of shares reacquired	(27,233,351)	(75,500,243)	(1,725,279)	(7,123,539)
Net change	(21,720,075)	(56,508,210)	(1,163,783)	(6,168,661)
Institutional shares
Net proceeds from sale of shares	3,756	6,347	4,056	5,331
Reinvestment of distributions	123	118	0	105
Cost of shares reacquired	0	(1,443,205)	0	(3,764)
Net change	3,879	(1,436,740)	4,056	1,672
Net decrease derived from share transactions	(21,716,196)	(57,944,950)	(1,159,727)	(6,166,989)
NET ASSETS
Beginning of year	134,853,972	197,369,898	8,846,335	15,542,229
End of period	$117,549,434	$134,853,972	$7,933,084	$8,846,335

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0	$32,117	$0

NUMBER OF SHARES
Retail shares
Sold	452,738	1,620,907	52,597	75,267
Shares issued from reinvestment of distributions	177,890	541,276	0	10,918
Reacquired	(3,111,928)	(8,609,600)	(159,709)	(649,443)
Net change	(2,481,300)	(6,447,417)	(107,112)	(563,258)
Institutional shares
Sold	429	720	365	464
Shares issued from reinvestment of distributions	14	13	0	9
Reacquired	0	(161,613)	0	(339)
Net change	443	(160,880)	365	134
Net decrease in shares outstanding	(2,480,857)	(6,608,297)	(106,747)	(563,124)
Outstanding:
Beginning of year	15,712,214	22,320,511	821,454	1,384,578
End of period	13,231,357	15,712,214	714,707	821,454

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.  ORGANIZATION OF THE COMPANY

Advance Capital I, Inc. (the “Company”) is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The Company is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the “Funds”). Advance Capital Management, Inc. (“Management” or “Adviser”) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the Company’s investment adviser.

The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Note 2.  ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Company.

Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the Company determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a Fund’s net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at net asset value or amortized cost, when amortized cost approximates fair value best.

Note 2.  ACCOUNTING POLICIES (Continued)

Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2016:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$39,727,305	$44,797,458	$0	$7,346,129
Exchange Traded Funds	1,905,610	2,647,278	0	356,108
Short-term Investments	2,445,303	5,946,108	6,541,856	295,803

Level 2 – Other Significant Observable Inputs:
Fixed Income Securities*	0	30,612,723	110,021,874	0

Level 3 – Significant Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$44,078,218	$84,003,567	$116,563,730	$7,998,040

* Please refer to the Portfolios of Investments to view common stock and fixed income securities segregated by industry type.

There were no transfers between levels of the fair value hierarchy during the six month period ended June 30, 2016. The Funds did not hold any Level 3 investments during the six month period ended June 30, 2016. It is the Funds’ policy to consider transfers into or out of each Level as of the end of the reporting period.

Note 2.  ACCOUNTING POLICIES (Continued)

Allocation of Income, Expenses, Gains and Losses

Income, fees and expenses of the Company (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares or Fund based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class. Fund-specific fees and expenses are charged directly to the respective Fund.

Federal Income Taxes

It is each Fund’s policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed, or expected to be taken on the Funds’ 2016 tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. During the six months ended June 30, 2016, the Funds did not incur any interest or penalties.

Dividends

Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. Dividends to shareholders are recorded on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Other

Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES

Advance Capital Management, Inc. (a wholly owned subsidiary of Advance Capital Group, Inc.) serves as the Company’s investment advisor. Advance Capital Services, Inc. (“Services”) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company’s shares. Advance Capital Group, Inc. (“Group”) is the Company’s Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by Management, the Company pays a fee on an annual basis equal to .70% of the average daily net assets for the first $500 million and .65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds; .50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund; and .80% of the average daily net assets of the Core Equity Fund. Group provides administrative, transfer agent and dividend disbursing agent services to the Company and is reimbursed by the Company for all expenses in connection with the performance of its services. The Company will compensate Services for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth, Balanced, Retirement Income and Core Equity, at .25% of each Fund’s average daily net assets.

Effective April 22, 2016, the Board of Directors of the Advance Capital I, Inc. Funds approved an Expense Limitation Agreement between the Company and Management whereby Management agreed at least until April 30, 2017, to waive its fees and/or reimburse expenses of the Institutional Class of shares of the Retirement Income

Fund to the extent necessary to maintain the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, expenses associated with instruments in other collective investment vehicles or derivative instruments, borrowing costs, and extraordinary expenses) at a level not to exceed 0.51% of the daily net assets. There is no waiver in place for the Retail Class of shares of the Retirement Income Fund. Waived fees in the Institutional Class of shares of the Retirement Income Fund are subject to repayment in the three fiscal years following the fiscal year in which the expenses occurred, if the Institutional Class of shares of the Retirement Income Fund is able to make the repayment without exceeding its current expense limitation. For the six months ended June 30, 2016, Management waived fees of $580 which are subject to repayment until December 31, 2019.

For the six months ended June 30, 2016, the Company incurred investment advisory fees of $156,304, $308,784, $318,771 and $33,383 by Management for the Equity Growth Fund, Balanced Fund, Retirement Income Fund and Core Equity Fund, respectively. For the six months ended June 30, 2016, the Company was charged distribution fees of $54,108, $109,048, $158,760, and $10,247 by Services for Retail Class shares for the Equity Growth Fund, Balanced Fund, Retirement Income Fund and Core Equity Fund, respectively.

Certain officers and directors of Group, Management, and Services are also officers and directors of the Company. Director’s fees are only paid to independent directors and consist of quarterly payments of $5,150 to each director. The Chairman of the Board receives an additional 50% in compensation.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2016 were as follows:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund
Purchases	$30,188,188	$45,586,891	$22,422,725	$5,464,338
Sales	35,291,500	65,267,321	50,009,328	6,549,481

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS (Continued)

The cost of purchases and proceeds from sales of U.S. Government securities excluded above were as follows:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund
Purchases	$0	$2,016,094	$4,032,188	$0
Sales	0	0	0	0

At June 30, 2016, the gross unrealized net appreciation and depreciation of securities for financial federal income tax reporting purposes consisted of the following:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund
Unrealized Gain	$3,226,270	$3,883,348	$4,693,912	$480,407
Unrealized Loss	(1,955,923)	(1,612,813)	(44,189)	(302,333)
Net Unrealized Gain/(Loss)	$1,270,347	$2,270,535	$4,649,723	$178,074

Note 5.  AUTHORIZED SHARES

The Company has one billion authorized shares of common stock, par value of $.001 per share. Each of the Company’s portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.

Note 6.  FEDERAL INCOME TAX INFORMATION

The tax characteristics of distributions paid to shareholders during the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

Six months ended	Distributions Paid from	Long Term	Return of	Total Distributions
June 30, 2016	Ordinary Income	Capital Gain	Capital	Paid
Equity Growth Fund	$0	$0	$0	$0
Balanced Fund	690,944	0	0	690,944
Retirement Income Fund	1,599,458	0	0	1,599,458
Core Equity Fund	0	0	0	0

Year ended	Distributions Paid from	Long Term	Return of	Total Distributions
December 31, 2015	Ordinary Income	Capital Gain	Capital	Paid
Equity Growth Fund	$527,755	$102,454	$0	$630,209
Balanced Fund	2,091,502	116,460	0	2,207,962
Retirement Income Fund	4,881,082	0	0	4,881,082
Core Equity Fund	119,430	0	0	119,430

Note 6.  FEDERAL INCOME TAX INFORMATION (Continued)

As of December 31, 2015 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed			Total
	Accumulated	Accumulated		Accumulated
	Net Investment	Capital Gains and	Unrealized	Earnings/
	Income	Losses	Gain/(Loss)	(Deficit)
Equity Growth Fund	$10,492	($1,053,434)	($1,830,897)	($2,873,839)
Balanced Fund	0	(3,337,164)	(1,073,142)	(4,410,306)
Retirement Income Fund	0	(55,115,123)	635,052	(54,480,071)
Core Equity Fund	0	(50,860)	134,611	83,751

At December 31, 2015, capital loss carryovers and their expiration dates were as follows:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund
December 31, 2016	$0	$0	$39,244,091	$0
December 31, 2017	0	0	10,127,592	0
December 31, 2018	0	0	3,971,993	0
Nonexpiring Losses-ST	853,014	3,337,164	639,388	50,860
Nonexpiring Losses-LT	200,420	0	1,132,059	0
Total	$1,053,434	$3,337,164	$55,115,123	$50,860

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7.  SUBSEQUENT EVENTS

Effective August 1, 2016, the Board of Directors of the Advance Capital I, Inc. Funds approved an Expense Limitation Agreement between the Company and Management whereby Management agreed at least until April 30, 2017, to waive its fees and/or reimburse expenses incurred by each share class of each Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses) at a level not to exceed the following:

Fund	Operating Expense Limit
Balanced Fund
Institutional Class	0.95%
Retail Class	1.20%
Core Equity Fund
Institutional Class	1.19%
Retail Class	1.44%
Equity Growth Fund
Institutional Class	0.99%
Retail Class	1.24%
Retirement Income Fund
Institutional Class	0.50%
Retail Class	0.99%

On July 29, 2016, the Board of Directors of the Advance Capital I, Inc. Funds approved a Plan of Liquidation to close each Fund and redeem all outstanding shares on or before March 31, 2017. Effective August 8, 2016, each Fund will no longer accept new subscriptions to the Funds or subsequent purchases. Any shareholders who have not redeemed their shares prior to March 31, 2017 will have their shares automatically redeemed as of that date the respective Fund’s net asset value and proceeds will be sent to the address of record.

ADDITIONAL INFORMATION (UNAUDITED)

Expense Examples:

As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

actual expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/16	6/30/16	1/1/16 - 6/30/16	1/1/16 - 6/30/16
Equity Growth Fund
Retail shares	$1,000.00	$1,057.90	$6.29	1.23%
Institutional shares	1,000.00	1,059.60	5.02	0.98%
Balanced Fund
Retail shares	$1,000.00	$1,042.80	$6.04	1.19%
Institutional shares	1,000.00	1,044.80	4.78	0.94%
Retirement Income Fund
Retail shares	$1,000.00	$1,048.20	$4.99	0.98%
Institutional shares	1,000.00	1,050.50	2.55	0.50%
Core Equity Fund
Retail shares	$1,000.00	$1,030.70	$7.22	1.43%
Institutional shares	1,000.00	1,031.60	5.96	1.18%

*Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example For Comparison Purposes

The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/16	6/30/16	1/1/16 - 6/30/16	1/1/16 - 6/30/16
Equity Growth Fund
Retail shares	$1,000.00	$1,018.75	$6.17	1.23%
Institutional shares	1,000.00	1,019.99	4.92	0.98%
Balanced Fund
Retail shares	$1,000.00	$1,018.95	$5.97	1.19%
Institutional shares	1,000.00	1,020.19	4.72	0.94%
Retirement Income Fund
Retail shares	$1,000.00	$1,019.99	$4.92	0.98%
Institutional shares	1,000.00	1,022.38	2.51	0.50%
Core Equity Fund
Retail shares	$1,000.00	$1,017.75	$7.17	1.43%
Institutional shares	1,000.00	1,019.00	5.92	1.18%

*Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Proxy Voting

The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities are available on the SEC’s website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2016 is available at (1) without charge, upon request, by calling (800) 345-4783, and (2) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge, upon request, by calling (800) 345-4783.

PRIVACY POLICY

The Company considers the privacy of its investors to be of fundamental importance and has established a policy to maintain the privacy of the information you share with us. We do not sell any information to any third parties, however, we do collect and maintain certain nonpublic personal information about you, including the following:

•

Name and address

•

Social Security number

•

Assets

•

Account balance

•

Investment activity

•

Other accounts

Any personal or financial information provided to the Company is kept strictly confidential.

•

The Company restricts access to personal and financial information to certain employees in order to provide products and services.

•

Employees share information outside of the Company only as authorized by you or as required by law.

Physical, electronic and procedural safeguards are in place to guard your nonpublic information. These safeguards comply with federal and state standards.

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Advance Capital I, Inc.

Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Administrator and Transfer Agent:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Officers:
Christopher M. Kostiz, President
Joseph R. Theisen, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

Board of Directors:
Joseph A. Ahern
Susan E. Burns
Christopher M. Kostiz
Janice E. Loichle
Thomas L. Saeli

ADVANCE
CAPITAL I

Semi-Annual Report
June 30, 2016

AN INVESTMENT COMPANY
WITH FOUR FUNDS

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.

Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.  Schedule of Investments.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable for open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Company maintains a system of disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in its reports filed or submitted under the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosures.  The Company’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on their evaluation of the disclosure controls and procedures as of June 30, 2015, a date that is within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)

Not applicable.

(b)

Certification  pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By:

/s/ Christopher M. Kostiz

Christopher M. Kostiz, President

(principal executive officer)

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By:

/s/ Christopher M. Kostiz

Christopher M. Kostiz, President

(principal executive officer)

Date: August 31, 2016

By:

/s/ Julie A. Katynski

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date: August 31, 2016